Investments (Details 34) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 13,129	$ 12,751
% of Total	100.00%	100.00%
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	689	2,231
% of Total	100.00%	100.00%
Less than 65% [Member]
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	11,802	11,483
% of Total	89.90%	90.10%
65% to 75% [Member]
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	874	885
% of Total	6.70%	6.90%
76% to 80% [Member]
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	76	48
% of Total	0.60%	0.40%
Greater than 80% [Member]
Agricultural Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	377	335
% of Total	2.80%	2.60%
Performing [Member]
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	671	2,149
% of Total	97.40%	96.30%
Nonperforming [Member]
Residential Mortgage Loans - by Credit Quality Indicator:
Recorded investment in Mortgage Loan	$ 18	$ 82
% of Total	2.60%	3.70%